Summary of Significant Accounting Policies (Details) - Schedule of Exchange Rates	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Profits/Loss [Member]
Schedule of Exchange Rates [Line Items]
RMB:1US$	7.1326	6.9415	6.4571
Balance Sheet [Member]
Schedule of Exchange Rates [Line Items]
RMB:1US$	7.1268	7.2258	6.7114